WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
WARRANTS (Tables)
Summary of stock options and warrants outstanding

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contract	Intrinsic
	Warrants	Price	Life	Value
Outstanding at March 31, 2019	237,747	$0.20	0.25	$18,470
Granted	--	--	--	--
Exercised	(21,427)	0.05	--	--
Expired	(107,044)	(0.05)	--	--
Outstanding at June 30, 2019	109,276	$0.37	0.08	$--

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Intrinsic Value

Outstanding at March 31, 2017	527,678	$0.11	.84	$128,661
Granted	1,939,794	0.10	--	--
Expired	(13,317)	1.00
Exercised	(514,361)	0.09	--	--
Outstanding at March 31, 2018	1,939,794	$0.09	.38	$333,133
Granted	237,747	0.20	.87	--
Expired	(274,084)	(0.35)	--	--
Exercised	(1,665,710)	0.05	--	--
Outstanding at March 31, 2019	237,747	$0.20	.25	$18,470